United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/2013

Date of Reporting Period: Six months ended 09/30/2012

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
September 30, 2012
Share Class	Ticker
A	FUSGX
B	FUSBX
C	FUSCX

Federated Fund for U.S. Government Securities
Fund Established 1969

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2012 through September 30, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At September 30, 2012, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	85.7%
Non-Agency Mortgage-Backed Securities	16.5%
Repurchase Agreement—Collateral[2]	6.8%
Derivative Contracts[3,4]	(0.0)%
Other Assets and Liabilities—Net[5]	(9.0)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Includes repurchase agreements purchased with cash collateral or proceeds received in dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Represents less than 0.1%.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
September 30, 2012 (unaudited)
Principal Amount			Value
		Mortgage-Backed Securities—81.8%
		Federal Home Loan Mortgage Corporation—27.3%
$26,565,485		3.500%, 11/1/2025 - 7/1/2042	$28,340,933
13,520,794		4.000%, 8/1/2025 - 12/1/2040	14,445,597
51,417,205		4.500%, 2/1/2024 - 9/1/2041	55,426,655
25,896,887		5.000%, 7/1/2020 - 10/1/2039	28,141,584
34,228,529		5.500%, 3/1/2021 - 9/1/2037	37,570,541
172,882		6.000%, 10/1/2017 - 2/1/2032	192,480
2,573,875		6.500%, 10/1/2037 - 10/1/2038	2,881,762
542,627		7.000%, 12/1/2031	621,220
838,308		7.500%, 9/1/2013 - 8/1/2031	976,183
		TOTAL	168,596,955
		Federal National Mortgage Association—49.1%
31,606,228	[1]	3.000%, 6/1/2027 - 8/1/2032	33,496,171
19,962,198	[1]	3.500%, 8/1/2042 - 10/1/2042	21,404,312
89,806,454	[1]	4.000%, 12/1/2031 - 10/1/2042	97,060,824
34,453,598		4.500%, 12/1/2019 - 1/1/2042	37,422,065
37,814,886		5.000%, 1/1/2024 - 1/1/2040	41,445,870
17,871,157		5.500%, 12/1/2013 - 9/1/2037	19,670,255
38,200,863		6.000%, 10/1/2028 - 4/1/2038	42,716,975
7,877,866		6.500%, 6/1/2029 - 8/1/2037	8,878,867
928,830		7.000%, 8/1/2028 - 1/1/2032	1,060,801
2,041		7.500%, 1/1/2030	2,396
1,992		11.750%, 10/1/2015	2,170
296		12.750%, 8/1/2014	304
296		13.000%, 8/1/2015	326
		TOTAL	303,161,336
		Government National Mortgage Association—5.4%
15,000,000	[1]	3.500%, 10/15/2042	16,435,546
9,965,120		5.000%, 11/20/2038 - 9/20/2039	11,035,241
2,334,184		5.500%, 12/20/2038	2,598,718
1,794,107		6.000%, 9/20/2038	2,029,443
1,004,315		7.500%, 12/15/2023 - 7/15/2030	1,169,256
95,790		8.250%, 10/15/2030	114,035
64,796		8.375%, 8/15/2030	74,937
Semi-Annual Shareholder Report
2

Principal Amount			Value
		Mortgage-Backed Securities—continued
		Government National Mortgage Association—continued
$184		11.250%, 9/20/2015	$200
		TOTAL	33,457,376
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $477,958,850)	505,215,667
		Collateralized Mortgage Obligations—10.3%
		Federal Home Loan Mortgage Corporation—2.5%
1,752,061	[2]	0.531%, 6/15/2036, REMIC 3175 FE	1,756,987
4,218,983	[2]	0.551%, 5/15/2036, REMIC 3160 FD	4,232,569
2,785,669	[2]	0.601%, 7/15/2036, REMIC 3179 FP	2,796,244
1,052,098	[2]	0.621%, 8/15/2036, REMIC 3206 FE	1,057,240
5,380,000		2.412%, 8/25/2018, REMIC K704 A2	5,726,605
		TOTAL	15,569,645
		Federal National Mortgage Association—1.4%
732,277	[2]	0.467%, 10/25/2031, REMIC 2005-63 FC	731,608
3,315,512	[2]	0.517%, 7/25/2036, REMIC 2006-58 FP	3,324,778
1,652,745	[2]	0.567%, 9/25/2036, REMIC 2006-81 FB	1,660,504
1,418,005	[2]	0.597%, 10/25/2036, REMIC 2006-93 FM	1,422,928
1,678,646	[2]	0.617%, 6/25/2036, REMIC 2006-43 FL	1,687,423
		TOTAL	8,827,241
		Non-Agency Mortgage—6.4%
3,461,342		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	3,273,676
1,118,569		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	965,347
7,689,054	[3,4]	Credit Suisse Mortgage Capital Certificate 2012-CIM2, Class A1, 3.000%, 6/25/2042	7,736,654
1,929,861		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	1,890,290
2,908,589		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	2,749,867
108	[3,5]	Lehman Structured Securities Corp. Mortgage 2001-GE3, Class A, 0.000%, 5/28/2018	72
337,188	[3,5]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	265,367
4,863,853	[3,5]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	100,682
579,251		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	580,960
2,129,859		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	2,142,376
4,109,187		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	4,221,354
4,285,647		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	4,347,283
6,930,000		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	6,796,057
Semi-Annual Shareholder Report
3

Principal Amount			Value
		Collateralized Mortgage Obligations—continued
		Non-Agency Mortgage—continued
$2,430,725	[3,5]	Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	$350,997
4,193,651		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	3,869,966
		TOTAL	39,290,948
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $64,171,472)	63,687,834
		Commercial Mortgage-Backed Securities—10.1%
		Commercial Mortgage—10.1%
7,280,000		Citigroup Commercial Mortgage Trust 2012-GC8, Class A4, 2.977%, 9/10/2045	7,606,946
6,200,000	[3,4]	DBUBS Mortgage Trust 2011-LC2A, Class A2, 3.386%, 7/10/2044	6,716,822
4,861,984	[3,4]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	5,261,772
5,740,931	[3,4]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	6,294,898
4,100,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class B, 4.736%, 5/10/2045	4,384,730
5,241,119	[3,4]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	5,603,768
4,989,992	[3,4]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	5,230,918
2,000,000		Morgan Stanley Capital I 2012-C4, Class A2, 2.111%, 3/15/2045	2,079,846
7,750,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A2, 2.804%, 1/10/2045	8,220,034
7,000,000	[3,4]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.292%, 3/15/2044	7,484,088
3,308,000		WF-RBS Commercial Mortgage Trust 2011-C3, Class A3, 3.526%, 11/15/2044	3,647,564
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $59,341,408)	62,531,386
		Repurchase Agreements—6.8%
3,165,000	[2]	Interest in $4,135,000,000 joint repurchase agreement 0.22%, dated 9/28/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,135,075,808 on 10/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2040 and the market value of those underlying securities was $4,252,518,776.	3,165,000
16,695,000	[2,6]	Interest in $209,041,000 joint repurchase agreement 0.15%, dated 9/20/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $209,065,388 on 10/18/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/25/2041 and the market value of those underlying securities was $214,295,013.	16,695,000
Semi-Annual Shareholder Report
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Principal Amount			Value
		Repurchase Agreements—continued
$15,977,000	[2,6]	Interest in $260,224,000 joint repurchase agreement 0.17%, dated 9/13/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $260,258,407 on 10/11/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2042 and the market value of those underlying securities was $265,944,012.	$15,977,000
6,328,000	[2,6]	Interest in $177,464,000 joint repurchase agreement 0.20%, dated 9/18/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $177,491,606 on 10/16/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $181,026,353.	6,328,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	42,165,000
		TOTAL INVESTMENTS—109.0% (IDENTIFIED COST $643,636,730)[7]	673,599,887
		OTHER ASSETS AND LIABILITIES - NET—(9.0)%[8]	(55,699,358)
		TOTAL NET ASSETS—100%	$617,900,529
At September 30, 2012, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
9U. S. Treasury Note 10-Year Short Futures	150	$20,022,656	December 2012	$(112,838)
9U. S. Treasury Bond 30-Year Short Futures	50	$7,468,750	December 2012	$18,421
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(94,417)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2012, these restricted securities amounted to $45,046,038, which represented 7.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees(the “Trustees”). At September 30, 2012, these liquid restricted securities amounted to $44,328,920, which represented 7.2% of total net assets.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	The cost of investments for federal tax purposes amounts to $641,059,312.
Semi-Annual Shareholder Report
5

8	Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities.
9	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$505,215,667	$—	$505,215,667
Collateralized Mortgage Obligations	—	62,970,716	717,118	63,687,834
Commercial Mortgage-Backed Securities	—	62,531,386	—	62,531,386
Repurchase Agreements	—	42,165,000	—	42,165,000
TOTAL SECURITIES	$—	$672,882,769	$717,118	$673,599,887
OTHER FINANCIAL INSTRUMENTS*	$(94,417)	$—	$—	$(94,417)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
IO	—Interest Only
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2012	Year Ended March 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$7.82	$7.71	$7.77	$7.70	$7.75	$7.68
Income From Investment Operations:
Net investment income	0.10[1]	0.24[1]	0.27[1]	0.31[1]	0.34[1]	0.36[1]
Net realized and unrealized gain (loss) on investments and futures contracts	0.05	0.14	(0.02)	0.10	(0.03)	0.08
TOTAL FROM INVESTMENT OPERATIONS	0.15	0.38	0.25	0.41	0.31	0.44
Less Distributions:
Distributions from net investment income	(0.12)	(0.27)	(0.31)	(0.34)	(0.36)	(0.37)
Net Asset Value, End of Period	$7.85	$7.82	$7.71	$7.77	$7.70	$7.75
Total Return[2]	1.94%	5.05%	3.19%	5.42%	4.17%	5.96%
Ratios to Average Net Assets:
Net expenses	0.91%[4]	0.92%	0.94%	0.95%	0.95%	0.94%
Net investment income	2.61%[4]	3.03%	3.50%	3.95%	4.42%	4.76%
Expense waiver/reimbursement[5]	0.00%[3,4]	0.00%[3]	0.01%	0.01%	0.03%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$525,366	$530,857	$559,964	$590,559	$599,122	$642,170
Portfolio turnover	89%	156%	138%	121%	142%	168%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	24%	44%	36%	26%	26%	39%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2012	Year Ended March 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$7.82	$7.71	$7.76	$7.70	$7.75	$7.68
Income From Investment Operations:
Net investment income	0.07[1]	0.18[1]	0.22[1]	0.25[1]	0.28[1]	0.31[1]
Net realized and unrealized gain (loss) on investments and futures contracts	0.06	0.15	(0.02)	0.09	(0.03)	0.08
TOTAL FROM INVESTMENT OPERATIONS	0.13	0.33	0.20	0.34	0.25	0.39
Less Distributions:
Distributions from net investment income	(0.09)	(0.22)	(0.25)	(0.28)	(0.30)	(0.32)
Net Asset Value, End of Period	$7.86	$7.82	$7.71	$7.76	$7.70	$7.75
Total Return[2]	1.68%	4.26%	2.55%	4.49%	3.38%	5.17%
Ratios to Average Net Assets:
Net expenses	1.66%[4]	1.67%	1.69%	1.70%	1.70%	1.69%
Net investment income	1.86%[4]	2.31%	2.75%	3.20%	3.67%	4.01%
Expense waiver/reimbursement[5]	0.00%[3,4]	0.00%[3]	0.01%	0.01%	0.03%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$22,481	$25,847	$43,444	$75,194	$99,200	$118,494
Portfolio turnover	89%	156%	138%	121%	142%	168%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	24%	44%	36%	26%	26%	39%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2012	Year Ended March 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$7.81	$7.70	$7.76	$7.70	$7.75	$7.67
Income From Investment Operations:
Net investment income	0.07[1]	0.18[1]	0.21[1]	0.25[1]	0.28[1]	0.31[1]
Net realized and unrealized gain (loss) on investments and futures contracts	0.06	0.15	(0.02)	0.09	(0.03)	0.09
TOTAL FROM INVESTMENT OPERATIONS	0.13	0.33	0.19	0.34	0.25	0.40
Less Distributions:
Distributions from net investment income	(0.09)	(0.22)	(0.25)	(0.28)	(0.30)	(0.32)
Net Asset Value, End of Period	$7.85	$7.81	$7.70	$7.76	$7.70	$7.75
Total Return[2]	1.68%	4.27%	2.43%	4.51%	3.40%	5.31%
Ratios to Average Net Assets:
Net expenses	1.66%[4]	1.67%	1.69%	1.70%	1.70%	1.69%
Net investment income	1.86%[4]	2.28%	2.75%	3.19%	3.67%	4.02%
Expense waiver/reimbursement[5]	0.00%[3,4]	0.00%[3]	0.01%	0.01%	0.03%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$70,053	$73,624	$71,492	$69,256	$58,191	$42,593
Portfolio turnover	89%	156%	138%	121%	142%	168%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	24%	44%	36%	26%	26%	39%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities
September 30, 2012 (unaudited)
Assets:
Total investment in securities, at value (identified cost $643,636,730)		$673,599,887
Cash		129
Restricted cash (Note 2)		305,000
Income receivable		1,980,627
Receivable for shares sold		1,166,517
Receivable for daily variation margin		8,594
TOTAL ASSETS		677,060,754
Liabilities:
Payable for investments purchased	$57,872,639
Payable for shares redeemed	612,331
Income distribution payable	259,137
Payable for Directors'/Trustees' fees	758
Payable for distribution services fee (Note 5)	57,172
Payable for shareholder services fee (Note 5)	222,048
Accrued expenses	136,140
TOTAL LIABILITIES		59,160,225
Net assets for 78,672,817 shares outstanding		$617,900,529
Net Assets Consist of:
Paid-in capital		$630,998,708
Net unrealized appreciation of investments and futures contracts		29,868,740
Accumulated net realized loss on investments and futures contracts		(41,566,078)
Distributions in excess of net investment income		(1,400,841)
TOTAL NET ASSETS		$617,900,529
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($525,366,341 ÷ 66,886,916 shares outstanding), no par value, unlimited shares authorized	$7.85
Offering price per share (100/95.50 of $7.85)	$8.22
Redemption proceeds per share	$7.85
Class B Shares:
Net asset value per share ($22,480,707 ÷ 2,861,840 shares outstanding), no par value, unlimited shares authorized	$7.86
Offering price per share	$7.86
Redemption proceeds per share (94.50/100 of $7.86)	$7.43
Class C Shares:
Net asset value per share ($70,053,481 ÷ 8,924,061 shares outstanding), no par value, unlimited shares authorized	$7.85
Offering price per share	$7.85
Redemption proceeds per share (99.00/100 of $7.85)	$7.77
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Operations
Six Months Ended September 30, 2012 (unaudited)
Investment Income:
Interest		$10,996,653
Expenses:
Investment adviser fee (Note 5)	$1,278,589
Administrative fee (Note 5)	243,844
Custodian fees	17,145
Transfer and dividend disbursing agent fees and expenses	363,894
Directors'/Trustees' fees	2,147
Auditing fees	12,258
Legal fees	3,926
Portfolio accounting fees	84,858
Distribution services fee (Note 5)	355,773
Shareholder services fee (Note 5)	777,500
Share registration costs	27,264
Printing and postage	32,083
Insurance premiums	2,518
Miscellaneous	2,262
TOTAL EXPENSES	3,204,061
Waiver of administrative fee (Note 5)	(5,025)
Net expenses		3,199,036
Net investment income		7,797,617
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments		3,471,395
Net realized loss on futures contracts		(1,190,522)
Net change in unrealized appreciation of investments		2,809,239
Net change in unrealized appreciation of futures contracts		(548,255)
Net realized and unrealized gain on investments and futures contracts		4,541,857
Change in net assets resulting from operations		$12,339,474
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 9/30/2012	Year Ended 3/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,797,617	$18,971,073
Net realized gain on investments and futures contracts	2,280,873	8,912,167
Net change in unrealized appreciation/depreciation of investments and futures contracts	2,260,984	3,579,636
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12,339,474	31,462,876
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(8,079,318)	(19,179,620)
Class B Shares	(275,990)	(834,033)
Class C Shares	(810,825)	(1,968,185)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,166,133)	(21,981,838)
Share Transactions:
Proceeds from sale of shares	43,298,204	78,531,881
Net asset value of shares issued to shareholders in payment of distributions declared	7,417,543	17,273,063
Cost of shares redeemed	(66,316,676)	(149,858,327)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(15,600,929)	(54,053,383)
Change in net assets	(12,427,588)	(44,572,345)
Net Assets:
Beginning of period	630,328,117	674,900,462
End of period (including distributions in excess of net investment income of $(1,400,841) and $(32,325), respectively)	$617,900,529	$630,328,117
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
September 30, 2012 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
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Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares and Class C Shares may bear distribution services fees and shareholder services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
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Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange-traded and the exchange's clearing house, as counterparty to all exchange-traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $31,576,261. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
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Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at September 30, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2001-GE3, Class A, 0.000%, 5/28/2018	8/15/2001	$102	$72
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$272,873	$265,367
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%,12/25/2027	4/20/1999 – 5/25/1999	$135,994	$100,682
Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	12/15/1999	$654,543	$350,997
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(94,417)*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2012
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(1,190,522)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(548,255)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 9/30/2012		Year Ended 3/31/2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,700,361	$28,973,918	6,435,859	$50,368,791
Shares issued to shareholders in payment of distributions declared	823,902	6,454,907	1,907,155	14,900,234
Shares redeemed	(5,560,977)	(43,618,563)	(13,070,799)	(102,261,772)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,036,714)	$(8,189,738)	(4,727,785)	$(36,992,747)
	Six Months Ended 9/30/2012		Year Ended 3/31/2012
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	184,150	$1,443,804	640,712	$5,015,194
Shares issued to shareholders in payment of distributions declared	33,270	260,748	95,438	745,627
Shares redeemed	(662,354)	(5,192,924)	(3,065,859)	(23,955,247)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(444,934)	$(3,488,372)	(2,329,709)	$(18,194,426)
	Six Months Ended 9/30/2012		Year Ended 3/31/2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,644,034	$12,880,482	2,960,528	23,147,896
Shares issued to shareholders in payment of distributions declared	89,661	701,888	208,385	1,627,202
Shares redeemed	(2,235,718)	(17,505,189)	(3,023,960)	(23,641,308)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(502,023)	$(3,922,819)	144,953	$1,133,790
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,983,671)	$(15,600,929)	(6,912,541)	$(54,053,383)
4. FEDERAL TAX INFORMATION
At September 30, 2012, the cost of investments for federal tax purposes was $641,059,312. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $32,540,575. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $33,668,513 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,127,938.
At March 31, 2012, the Fund had a capital loss carryforward of $44,227,987 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning
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on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's short-term and long-term capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2013	$7,979,820	NA	$7,979,820
2014	$4,881,984	NA	$4,881,984
2015	$21,792,738	NA	$21,792,738
2017	$726,216	NA	$726,216
2018	$8,847,229	NA	$8,847,229
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee based on the Fund's average daily net assets as shown in the chart below plus 4.50% of the Fund's gross income. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.
Average Daily Net Assets	Percentage of Average Daily Net Assets
First $500 million	0.250%
Second $500 million	0.225%
Over $1 billion	0.200%
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $5,025 of its fee.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2012, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$90,376
Class C Shares	265,397
TOTAL	$355,773
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2012, FSC retained $72,581 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2012, FSC retained $17,024 in sales charges from the sale of Class A Shares. FSC also retained $6,644 of CDSC relating to redemptions of Class A Shares, $19,398 relating to redemptions of Class B Shares and $6,591 relating to redemptions of Class C Shares.
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Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for Service Fees. This voluntary reimbursement can be modified or terminated at any time at its sole discretion. For the six months ended September 30, 2012, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$659,598
Class B Shares	30,125
Class C Shares	87,777
TOTAL	$777,500
For the six months ended September 30, 2012, FSSC received $290,266 of fees paid by the Fund.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2012, were as follows:
Purchases	$27,607,097
Sales	$11,737,835
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2012, there were no outstanding loans. During the six months ended September 30, 2012, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2012, there were no outstanding loans. During the six months ended September 30, 2012, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2012	Ending Account Value 9/30/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,019.40	$4.61
Class B Shares	$1,000	$1,016.80	$8.39
Class C Shares	$1,000	$1,016.80	$8.39
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.51	$4.61
Class B Shares	$1,000	$1,016.75	$8.39
Class C Shares	$1,000	$1,016.75	$8.39
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.91%
Class B Shares	1.66%
Class C Shares	1.66%
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Evaluation and Approval of Advisory Contract–May 2012
Federated Fund for U.S. Government Securities (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report
26

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The
Semi-Annual Shareholder Report
27

information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of additional breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
Semi-Annual Shareholder Report
28

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
29

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
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30

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
31

Federated Fund for U.S. Government Securities
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C704
CUSIP 31420C803
CUSIP 31420C886
8110105 (11/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
September 30, 2012
Share Class	Ticker
A	RRFAX
C	RRFCX
Institutional	RRFIX

Federated Real Return Bond Fund
Fund Established 2006

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2012 through September 30, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At September 30, 2012, the Fund's portfolio composition1 was as follows:
Percentage of Total Net Assets[2]
U.S. Treasury Inflation-Protected Securities	93.1%
High Yield Securities	1.3%
Other Security Types[3,4]	0.0%
Derivative Contracts[4,5]	0.0%
Cash Equivalents[6]	5.3%
Other Assets and Liabilities—Net[7]	0.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Other Security Types consist of common stock and preferred stock.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
September 30, 2012 (unaudited)
Shares			Value
		MUTUAL FUNDS—100.0%[1]
6,561,951		Federated Inflation-Protected Securities Core Fund	$74,675,003
2,189,280	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18%	2,189,280
167,274		High Yield Bond Portfolio	1,117,393
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $73,534,501)[3]	77,981,676
		OTHER ASSETS AND LIABILITIES - NET—0.0%[4]	(19,187)
		TOTAL NET ASSETS—100%	$77,962,489
1	Affiliated holdings.
2	7-Day net yield.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
Federated Inflation-Protected Securities Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2012	Year Ended March 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.17	$10.94	$10.80	$10.26	$10.91	$10.18
Income From Investment Operations:
Net investment income	0.10[1]	0.34[1]	0.25[1]	0.20[1]	0.25[1]	0.59
Net realized and unrealized gain (loss) on investments and swap contracts	0.19	0.26	0.20	0.55	(0.45)	0.73
TOTAL FROM INVESTMENT OPERATIONS	0.29	0.60	0.45	0.75	(0.20)	1.32
Less Distributions:
Distributions from net investment income	(0.12)	(0.37)	(0.31)	(0.21)	(0.32)	(0.59)
Distributions from net realized gain on investments	—	—	—	—	—	(0.00)[2]
Return of capital[3]	—	—	—	—	(0.13)[1]	—
TOTAL DISTRIBUTIONS	(0.12)	(0.37)	(0.31)	(0.21)	(0.45)	(0.59)
Net Asset Value, End of Period	$11.34	$11.17	$10.94	$10.80	$10.26	$10.91
Total Return[4]	2.63%	5.60%	4.21%	7.33%	(1.83)%	13.48%
Ratios to Average Net Assets:
Net expenses	0.70%[5]	0.70%	0.70%	0.70%	0.70%	0.64%
Net investment income	1.73%[5]	3.09%	2.31%	1.86%	2.54%	4.25%
Expense waiver/reimbursement[6]	0.54%[5]	0.64%	0.98%	1.97%	2.95%	5.74%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,352	$33,588	$30,011	$24,543	$13,603	$4,289
Portfolio turnover	4%	22%	2%	7%	28%	66%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Represents a return of capital for federal income tax purposes.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2012	Year Ended March 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.17	$10.94	$10.80	$10.26	$10.91	$10.18
Income From Investment Operations:
Net investment income	0.05[1]	0.25[1]	0.16[1]	0.10[1]	0.21[1]	0.53
Net realized and unrealized gain (loss) on investments and swap contracts	0.19	0.27	0.20	0.59	(0.45)	0.71
TOTAL FROM INVESTMENT OPERATIONS	0.24	0.52	0.36	0.69	(0.24)	1.24
Less Distributions:
Distributions from net investment income	(0.10)	(0.29)	(0.22)	(0.15)	(0.28)	(0.51)
Distributions from net realized gain on investments	—	—	—	—	—	(0.00)[2]
Return of capital[3]	—	—	—	—	(0.13)[1]	—
TOTAL DISTRIBUTIONS	(0.10)	(0.29)	(0.22)	(0.15)	(0.41)	(0.51)
Net Asset Value, End of Period	$11.31	$11.17	$10.94	$10.80	$10.26	$10.91
Total Return[4]	2.17%	4.85%	3.41%	6.77%	(2.23)%	12.69%
Ratios to Average Net Assets:
Net expenses	1.45%[5]	1.45%	1.45%	1.45%	1.45%	1.43%
Net investment income	0.96%[5]	2.29%	1.47%	0.96%	2.08%	3.79%
Expense waiver/reimbursement[6]	0.54%[5]	0.64%	1.00%	1.95%	3.05%	5.87%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,678	$14,981	$14,932	$16,353	$8,927	$5,477
Portfolio turnover	4%	22%	2%	7%	28%	66%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Represents a return of capital for federal income tax purposes.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2012	Year Ended March 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.18	$10.94	$10.80	$10.26	$10.91	$10.18
Income From Investment Operations:
Net investment income	0.11[1]	0.37[1]	0.32[1]	0.29[1]	0.37[1]	0.59
Net realized and unrealized gain (loss) on investments and swap contracts	0.19	0.27	0.15	0.47	(0.55)	0.75
TOTAL FROM INVESTMENT OPERATIONS	0.30	0.64	0.47	0.76	(0.18)	1.34
Less Distributions:
Distributions from net investment income	(0.13)	(0.40)	(0.33)	(0.22)	(0.34)	(0.61)
Distributions from net realized gain on investments	—	—	—	—	—	(0.00)[2]
Return of capital[3]	—	—	—	—	(0.13)[1]	—
TOTAL DISTRIBUTIONS	(0.13)	(0.40)	(0.33)	(0.22)	(0.47)	(0.61)
Net Asset Value, End of Period	$11.35	$11.18	$10.94	$10.80	$10.26	$10.91
Total Return[4]	2.69%	5.95%	4.46%	7.48%	(1.69)%	13.74%
Ratios to Average Net Assets:
Net expenses	0.45%[5]	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	2.03%[5]	3.33%	2.95%	2.75%	3.69%	6.32%
Expense waiver/reimbursement[6]	0.53%[5]	0.64%	0.94%	1.85%	3.11%	12.80%
Supplemental Data:
Net assets, end of period (000 omitted)	$28,932	$23,409	$20,162	$4,115	$314	$284
Portfolio turnover	4%	22%	2%	7%	28%	66%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Represents a return of capital for federal income tax purposes.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2012 (unaudited)
Assets:
Total investment in affiliated holdings, at value (Note 5) (identified cost $73,534,501)		$77,981,676
Receivable for investments sold		8,035,289
Receivable for shares sold		37,767
Receivable for periodic payments from swap contracts		444
TOTAL ASSETS		86,055,176
Liabilities:
Payable for investments purchased	$8,000,000
Payable for shares redeemed	39,879
Payable for Directors'/Trustees' fees	107
Payable for distribution services fee (Note 5)	9,692
Payable for shareholder services fee (Note 5)	16,897
Accrued expenses	26,112
TOTAL LIABILITIES		8,092,687
Net assets for 6,874,395 shares outstanding		$77,962,489
Net Assets Consist of:
Paid-in capital		$73,650,991
Net unrealized appreciation of investments		4,447,175
Accumulated net realized loss on investments and swap contracts		(42,836)
Distributions in excess of net investment income		(92,841)
TOTAL NET ASSETS		$77,962,489
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($33,352,333 ÷ 2,940,618 shares outstanding), no par value, unlimited shares authorized		$11.34
Offering price per share (100/95.50 of $11.34)		$11.87
Redemption proceeds per share		$11.34
Class C Shares:
Net asset value per share ($15,678,380 ÷ 1,385,640 shares outstanding), no par value, unlimited shares authorized		$11.31
Offering price per share		$11.31
Redemption proceeds per share (99.00/100 of $11.31)		$11.20
Institutional Shares:
Net asset value per share ($28,931,776 ÷ 2,548,137 shares outstanding), no par value, unlimited shares authorized		$11.35
Offering price per share		$11.35
Redemption proceeds per share		$11.35
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended September 30, 2012 (unaudited)
Investment Income:
Dividends received from affiliated holdings (Note 5)			$922,685
Expenses:
Investment adviser fee (Note 5)		$150,769
Administrative fee (Note 5)		101,388
Custodian fees		4,019
Transfer and dividend disbursing agent fees and expenses		27,732
Directors'/Trustees' fees		550
Auditing fees		14,207
Legal fees		3,266
Portfolio accounting fees		33,511
Distribution services fee (Note 5)		57,084
Shareholder services fee (Note 5)		60,085
Account administration fee (Note 2)		377
Share registration costs		22,325
Printing and postage		12,642
Insurance premiums		1,984
Miscellaneous		811
TOTAL EXPENSES		490,750
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(150,769)
Waiver of administrative fee	(18,550)
Reimbursement of other operating expenses	(32,423)
TOTAL WAIVERS AND REIMBURSEMENTS		(201,742)
Net expenses			289,008
Net investment income			633,677
Realized and Unrealized Gain on Investments and Swap Contracts:
Net realized gain on investments in affiliated holdings			100,320
Net realized gain on swap contracts			437,100
Net change in unrealized appreciation of investments			1,141,371
Net change in unrealized appreciation of swap contracts			(369,286)
Net realized and unrealized gain on investments and swap contracts			1,309,505
Change in net assets resulting from operations			$1,943,182
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 9/30/2012	Year Ended 3/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$633,677	$2,043,868
Net realized gain on investments and swap contracts	537,420	373,345
Net change in unrealized appreciation/depreciation of investments and swap contracts	772,085	1,269,674
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,943,182	3,686,887
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(356,526)	(1,054,692)
Class C Shares	(133,696)	(391,734)
Institutional Shares	(311,227)	(808,926)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(801,449)	(2,255,352)
Share Transactions:
Proceeds from sale of shares	12,023,742	28,122,884
Net asset value of shares issued to shareholders in payment of distributions declared	642,004	1,528,018
Cost of shares redeemed	(7,823,227)	(24,209,769)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,842,519	5,441,133
Change in net assets	5,984,252	6,872,668
Net Assets:
Beginning of period	71,978,237	65,105,569
End of period (including undistributed (distributions in excess of) net investment income of $(92,841) and $74,931, respectively)	$77,962,489	$71,978,237
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
September 30, 2012 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Real Return Bond Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income and real total returns.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Semi-Annual Shareholder Report

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares and Institutional Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended September 30, 2012, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$377
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of
Semi-Annual Shareholder Report

time. The Fund enters into interest rate, total return, credit default and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain (loss) on swap contracts in the Statement of Operations.
At September 30, 2012, the Fund had no outstanding swap contracts.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $23,142,857. This is based on amounts held as of each month-end throughout the six-month period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Credit contracts	Receivable for periodic payments from swap contracts	$444
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2012
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Credit Default Swaps
Credit contracts	$437,100
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Credit Default Swaps
Credit contracts	$(369,286)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 9/30/2012		Year Ended 3/31/2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	375,722	$4,221,053	1,349,710	$14,980,558
Shares issued to shareholders in payment of distributions declared	29,828	331,085	71,317	780,065
Shares redeemed	(471,372)	(5,293,744)	(1,158,412)	(12,874,842)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(65,822)	$(741,606)	262,615	$2,885,781
	Six Months Ended 9/30/2012		Year Ended 3/31/2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	137,419	$1,541,878	311,632	$3,446,433
Shares issued to shareholders in payment of distributions declared	10,002	110,930	29,323	320,388
Shares redeemed	(103,431)	(1,161,316)	(364,500)	(4,023,543)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	43,990	$491,492	(23,545)	$(256,722)
Semi-Annual Shareholder Report

	Six Months Ended 9/30/2012		Year Ended 3/31/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	557,388	$6,260,811	837,732	$9,695,893
Shares issued to shareholders in payment of distributions declared	18,017	199,989	39,091	427,565
Shares redeemed	(121,734)	(1,368,167)	(660,889)	(7,311,384)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	453,671	$5,092,633	251,934	$2,812,074
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	431,839	$4,842,519	491,004	$5,441,133
4. FEDERAL TAX INFORMATION
At September 30, 2012, the cost of investments for federal tax purposes was $73,534,501. The net unrealized appreciation of investments for federal tax purposes was $4,447,175. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,447,175.
At March 31, 2012, the Fund had a capital loss carryforward of $296,779 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2019	$296,779	NA	$296,779
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended September 30, 2012, the Adviser voluntarily waived $149,620 of its fee and voluntarily reimbursed $32,423 of other operating expenses.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2012, FAS waived $18,550 of its fee. The net fee paid to FAS was 0.220% of average daily net assets of the Fund. Prior to September 1, 2012, the Fund was being charged the minimum administrative fee; therefore the fee as a percentage of daily net assets is greater than the amounts presented in the chart above.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2012, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$57,084
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2012, FSC retained $5,611 of fees paid by the Fund. For the six months ended September 30, 2012, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Semi-Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2012, FSC retained $6,501 in sales charges from the sale of Class A Shares. FSC also retained $1,864 of CDSC relating to redemptions of Class A Shares and $1,135 relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class C Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended September 30, 2012, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$41,057
Class C Shares	19,028
TOTAL	$60,085
For the six months ended September 30, 2012, FSSC did not receive any fees paid by the Fund. For the six months ended September 30, 2012, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.70%, 1.45% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended September 30, 2012, the Adviser reimbursed $1,149. Transactions involving the affiliated holdings during the six months ended September 30, 2012, were as follows:
	Federated Inflation- Protected Securities Core Fund	Federated Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 3/31/2012	5,906,854	2,636,133	449,283	8,992,270
Purchases/Additions	655,097	8,613,983	124,487	9,393,567
Sales/Reductions	—	9,060,836	406,496	9,467,332
Balance of Shares Held 9/30/2012	6,561,951	2,189,280	167,274	8,918,505
Value	$74,675,003	$2,189,280	$1,117,393	$77,981,676
Dividend Income	$794,421	$2,036	$126,228	$922,685
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (“Core Trust”), which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Federated Inflation-Protected Securities Core Fund (IPCORE), a portfolio of Core Trust, is to provide total return. Federated Investors, Inc. receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. The financial statements of IPCORE for the six months ended June 30, 2012, are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of the Portfolio in which the Fund invested 95.8% of its net assets at September 30, 2012. The financial statements of IPCORE should be read in conjunction with the Fund's financial statements. The valuation of the securities held by IPCORE is discussed in the notes to its financial statements.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2012, were as follows:
Purchases	$8,212,098
Sales	$2,700,000
Semi-Annual Shareholder Report

7. risk of investing in underlying funds
Each of the underlying Funds in which the Fund invests has its own investment risks, and these risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2012, there were no outstanding loans. During the six months ended September 30, 2012, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2012, there were no outstanding loans. During the six months ended September 30, 2012, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2012	Ending Account Value 9/30/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,026.30	$3.56
Class C Shares	$1,000	$1,021.70	$7.35
Institutional Shares	$1,000	$1,026.90	$2.29
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.56	$3.55
Class C Shares	$1,000	$1,017.80	$7.33
Institutional Shares	$1,000	$1,022.81	$2.28
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.70%
Class C Shares	1.45%
Institutional Shares	0.45%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)–
Federated Inflation-Protected Securities Core Fund
At June 30, 2012, the Fund's portfolio composition was as follows:
Type of Investment	Percentage of Total Net Assets
U.S. Treasury Inflation-Protected Securities (TIPS)	98.8%
Derivative Contracts[1]	(0.2)%
Cash Equivalents[2]	0.4%
Other Assets and Liabilities—Net[3]	1.0%
TOTAL	100.0%
1	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments–
Federated Inflation-Protected Securities Core Fund
June 30, 2012 (unaudited)
Principal Amount			Value
		U.S. Treasury—98.8%
		Treasury Securities—98.8%
$7,247,922		U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	$9,086,573
5,216,085		U.S. Treasury Inflation-Protected Bond, 2.000%, 1/15/2026	6,659,107
2,980,348		U.S. Treasury Inflation-Protected Bond, 2.125%, 2/15/2040	4,234,143
4,515,887		U.S. Treasury Inflation-Protected Bond, 2.375%, 1/15/2025	5,949,963
3,049,410		U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/2022	3,229,325
6,253,680		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2016	6,512,524
3,863,997		U.S. Treasury Inflation-Protected Note, 0.625%, 4/15/2013	3,871,182
2,296,710		U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021	2,559,970
2,103,400		U.S. Treasury Inflation-Protected Note, 1.125%, 1/15/2021	2,422,854
1,413,204		U.S. Treasury Inflation-Protected Note, 1.250%, 4/15/2014	1,459,266
3,692,220		U.S. Treasury Inflation-Protected Note, 1.250%, 7/15/2020	4,290,475
1,386,944		U.S. Treasury Inflation-Protected Note, 1.375%, 7/15/2018	1,584,529
1,002,096		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2013	1,026,459
4,357,850		U.S. Treasury Inflation-Protected Note, 2.000%, 1/15/2014	4,525,287
2,441,020	[1]	U.S. Treasury Inflation-Protected Note, 2.000%, 7/15/2014	2,587,100
6,502,617		U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/2017	7,508,135
1,681,711		U.S. Treasury Inflation-Protected Note, 2.625%, 7/15/2017	1,998,687
		TOTAL U.S. TREASURY (IDENTIFIED COST $62,376,913)	69,505,579
		Repurchase Agreement—0.4%
261,000		Interest in $4,100,000,000 joint repurchase agreement 0.18%, dated 6/29/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,100,061,500 on 7/2/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,205,949,259. (AT COST)	261,000
		TOTAL INVESTMENTS—99.2% (IDENTIFIED COST $62,637,913)[2]	69,766,579
		OTHER ASSETS AND LIABILITIES - NET—0.8%[3]	577,082
		TOTAL NET ASSETS—100%	$70,343,661
Semi-Annual Shareholder Report

At June 30, 2012, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
4U.S. Treasury Note 2-Year Long Futures	149	$32,807,938	September 2012	$(11,975)
4U.S. Treasury Bond 30-Year Short Futures	50	$7,398,438	September 2012	$(13,784)
4U.S. Treasury Note 10-Year Short Futures	200	$26,675,000	September 2012	$(119,200)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(144,959)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$69,505,579	$—	$69,505,579
Repurchase Agreement	—	261,000	—	261,000
TOTAL SECURITIES	$—	$69,766,579	$—	$69,766,579
OTHER FINANCIAL INSTRUMENTS*	$(144,959)	$—	$—	$(144,959)
*	Other financial instruments include futures contracts.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–
Federated Inflation-Protected Securities Core Fund
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2012	Year Ended December 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.02	$10.86	$10.78	$9.99	$10.60	$10.00
Income From Investment Operations:
Net investment income	0.19	0.46	0.26[1]	0.22	0.50	0.58
Net realized and unrealized gain (loss) on investments and futures contracts	0.10	0.16	0.05	0.74	(0.46)	0.61
TOTAL FROM INVESTMENT OPERATIONS	0.29	0.62	0.31	0.96	0.04	1.19
Less Distributions:
Distributions from net investment income	(0.15)	(0.46)	(0.23)	(0.17)	(0.54)	(0.58)
Distributions from net realized gain on investments and futures contracts	—	—	—	—	(0.02)	(0.01)
Return of capital[2]	—	—	—	—	(0.09)[1]	—
TOTAL DISTRIBUTIONS	(0.15)	(0.46)	(0.23)	(0.17)	(0.65)	(0.59)
Net Asset Value, End of Period	$11.16	$11.02	$10.86	$10.78	$9.99	$10.60
Total Return[3]	2.67%	5.75%	2.89%	9.69%	0.14%	12.34%
Ratios to Average Net Assets:
Net expenses	0.05%[4]	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	3.54%[4]	4.16%	2.39%	2.21%	4.14%	5.68%
Expense waiver/reimbursement[5]	0.32%[4]	0.37%	0.50%	1.04%	1.96%	7.79%
Supplemental Data:
Net assets, end of period (000 omitted)	$70,344	$60,171	$62,420	$28,758	$17,241	$6,508
Portfolio turnover	10%	11%	52%	19%	129%	29%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–
Federated Inflation-Protected Securities Core Fund
June 30, 2012 (unaudited)
Assets:
Total investment in securities, at value (identified cost $62,637,913)		$69,766,579
Cash		158
Income receivable		402,964
Receivable for daily variation margin		198,469
TOTAL ASSETS		70,368,170
Liabilities:
Payable to adviser (Note 5)	$1,736
Payable for Directors'/Trustees' fees	464
Payable for auditing fees	12,209
Payable for portfolio accounting fees	7,089
Payable for insurance premiums	2,112
Accrued expenses	899
TOTAL LIABILITIES		24,509
Net assets for 6,302,611 shares outstanding		$70,343,661
Net Assets Consist of:
Paid-in capital		$67,753,948
Net unrealized appreciation of investments and futures contracts		6,983,707
Accumulated net realized loss on investments and futures contracts		(4,671,919)
Undistributed net investment income		277,925
TOTAL NET ASSETS		$70,343,661
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$70,343,661 ÷ 6,302,611 shares outstanding, no par value, unlimited shares authorized		$11.16
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations–
Federated Inflation-Protected Securities Core Fund
Six Months Ended June 30, 2012 (unaudited)
Investment Income:
Interest (net of TIPS deflation adjustment, if any)			$1,203,524
Expenses:
Administrative fee (Note 5)		$74,590
Custodian fees		2,839
Transfer and dividend disbursing agent fees and expenses		2,722
Directors'/Trustees' fees		903
Auditing fees		12,209
Legal fees		4,022
Portfolio accounting fees		21,615
Printing and postage		4,245
Insurance premiums		1,822
TOTAL EXPENSES		124,967
Waiver and Reimbursement (Note 5):
Waiver of administrative fee	$(74,590)
Reimbursement of other operating expenses	(32,014)
TOTAL WAIVER AND REIMBURSEMENT		(106,604)
Net expenses			18,363
Net investment income			1,185,161
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			951,752
Net realized loss on futures contracts			(984,964)
Net change in unrealized appreciation of investments			451,180
Net change in unrealized depreciation of futures contracts			117,547
Net realized and unrealized gain on investments and futures contracts			535,515
Change in net assets resulting from operations			$1,720,676
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets–
Federated Inflation-Protected Securities Core Fund
	Six Months Ended (unaudited) 6/30/2012	Year Ended 12/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,185,161	$2,550,722
Net realized loss on investments and futures contracts	(33,212)	(2,852,846)
Net change in unrealized appreciation/depreciation of investments and futures contracts	568,727	3,737,096
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,720,676	3,434,972
Distributions to Shareholders:
Distributions from net investment income	(948,898)	(2,536,449)
Share Transactions:
Proceeds from sale of shares	9,400,000	10,200,000
Net asset value of shares issued to shareholders in payment of distributions declared	898	2,589
Cost of shares redeemed	—	(13,350,000)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	9,400,898	(3,147,411)
Change in net assets	10,172,676	(2,248,888)
Net Assets:
Beginning of period	60,170,985	62,419,873
End of period (including undistributed net investment income of $277,925 and $41,662, respectively)	$70,343,661	$60,170,985
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements–
Federated Inflation-Protected Securities Core Fund
June 30, 2012 (unaudited)
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five diversified portfolios. The financial statements included herein are only those of Federated Inflation-Protected Securities Core Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide total return. Currently, shares of the Fund are being offered for investment only to investment companies or insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Semi-Annual Shareholder Report

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid quarterly.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report

When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $26,319,058 and $31,560,313, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(144,959)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2012
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(984,964)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$117,547
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2012	Year Ended 12/31/2011
Shares sold	842,334	916,683
Shares issued to shareholders in payment of distributions declared	80	236
Shares redeemed	—	(1,205,828)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	842,414	(288,909)
4. FEDERAL TAX INFORMATION
At June 30, 2012, the cost of investments for federal tax purposes was $62,637,913. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $7,128,666. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,156,362 and net unrealized depreciation from investments for those securities having an excess of cost over value of $27,696.
At December 31, 2011, the Fund had a capital loss carryforward of $4,138,615 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
Semi-Annual Shareholder Report

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$1,467,359	$1,714,527	$3,181,886
2016	$860,636	N/A	$860,636
2018	$96,093	N/A	$96,093
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act.
The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the six months ended June 30, 2012, the Adviser voluntarily reimbursed $32,014 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2012, FAS waived its entire fee of $74,590.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2012, there were no outstanding loans. During the six months ended June 30, 2012, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2012, there were no outstanding loans. During the six months ended June 30, 2012, the program was not utilized.
8. subsequent eventS
On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)–
Federated Inflation-Protected Securities Core Fund
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 to June 30, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2012	Ending Account Value 6/30/2012	Expenses Paid During Period[1]
Actual	$1,000.00	$1,026.70	$0.25
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.61	$0.25
1	Expenses are equal to the Fund's annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2012
Federated Real Return Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The
Semi-Annual Shareholder Report

information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
Semi-Annual Shareholder Report

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Real Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C779
CUSIP 31420C761
CUSIP 31420C753
37635 (11/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
September 30, 2012
Share Class	Ticker
A	FRSAX
Institutional	FFRSX

Federated Floating Rate Strategic Income Fund
Fund Established 2010

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2012 through September 30, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At September 30, 2012, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Floating Rate Loans	71.1%
Trade Finance Agreements	11.3%
Corporate Debt Securities	5.3%
U.S. Government Agency Adjustable Rate Mortgage Securities	4.8%
Asset-Backed Securities	0.6%
Derivative Contracts[3,4]	(0.0)%
Cash Equivalents[5]	9.9%
Other Assets and Liabilities—Net[6]	(3.0)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Represents less than 0.1%.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
September 30, 2012 (unaudited)
Principal Amount or Shares			Value
		Adjustable Rate Mortgages—4.8%
		Federal Home Loan Mortgage Corporation ARM—3.6%
$434,873		FHLMC ARM 781523, 2.354%, 5/01/2034	$464,792
647,059		FHLMC ARM 848194, 2.753%, 8/01/2035	695,386
470,129		FHLMC ARM 848746, 2.928%, 7/01/2034	505,242
457,921		FHLMC ARM 1H2662, 2.596%, 5/01/2036	492,408
		TOTAL	2,157,828
		Federal National Mortgage Association ARM—1.2%
211,009		FNMA ARM 745059, 2.506%, 9/01/2035	224,927
158,935		FNMA ARM 810320, 2.476%, 4/01/2034	170,697
307,268		FNMA ARM 881959, 2.594%, 2/01/2036	330,218
		TOTAL	725,842
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $2,833,620)	2,883,670
		Corporate Bonds—4.7%
		Automotive—0.6%
150,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	151,500
250,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	233,750
		TOTAL	385,250
		Food & Beverage—0.8%
250,000	[1,2]	Aramark Corp., Series 144A, 8.625%, 5/1/2016	256,877
100,000		Aramark Services, Inc., Floating Rate Note—Sr. Note, 3.945%, 2/1/2015	100,000
100,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	112,000
		TOTAL	468,877
		Gaming—0.1%
50,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	53,875
		Health Care—1.3%
400,000		Universal Hospital Services, Inc., Floating Rate Note—Sr. Secured Note, 4.111%, 6/1/2015	398,000
400,000	[1,2]	VWR Funding, Inc., Series 144A, 7.25%, 9/15/2017	406,750
		TOTAL	804,750
		Media - Non-Cable—0.2%
87,000		Intelsat Jackson Holdings S.A., Sr. Note, 11.25%, 6/15/2016	90,915
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Media - Non-Cable—continued
$20,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	$20,075
		TOTAL	110,990
		Packaging & Containers—0.9%
500,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.375%, 10/15/2017	538,125
		Paper—0.1%
50,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	52,375
		Restaurants—0.2%
100,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.889%, 3/15/2014	99,500
		Retailers—0.1%
6,000		The Yankee Candle Co., Inc., Sr. Note, Series B, 8.50%, 2/15/2015	6,090
50,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	52,000
		TOTAL	58,090
		Technology—0.4%
213,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	218,858
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,767,741)	2,790,690
		Floating Rate Loans—3.1%
370,000		Ashland, Inc., Term Loan—1st Lien, 3.75%, 8/23/2018	373,152
496,231		Penn National Gaming, Inc., Term Loan—1st Lien, 3.75%, 7/14/2018	499,253
500,000		Kabel Deutschland Vertrieb und, Term Loan—1st Lien, 4.25%, 2/1/2019	502,398
498,750		Windstream Corp., Term Loan—1st Lien, 4.00%, 8/8/2019	502,137
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $1,853,429)	1,876,940
		MUTUAL FUNDS—87.0%[3]
4,215,678		Federated Bank Loan Core Fund	42,957,760
642,365	[4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18%	642,365
869,477		Federated Project and Trade Finance Core Fund	8,529,569
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $51,833,827)	52,129,694
		TOTAL INVESTMENTS—99.6% (IDENTIFIED COST $59,288,617)[5]	59,680,994
		OTHER ASSETS AND LIABILITIES - NET—0.4%[6]	256,792
		TOTAL NET ASSETS—100%	$59,937,786
Semi-Annual Shareholder Report
3

At September 30, 2012, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[7]United States Treasury Notes 10-Year Short Futures	15	$2,002,266	December 2012	$(11,401)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2012, these restricted securities amounted to $1,641,252, which represented 2.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2012, these liquid restricted securities amounted to $1,641,252, which represented 2.7% of total net assets.
3	Affiliated holdings.
4	7-Day net yield.
5	The cost of investments for federal tax purposes amounts to $59,290,882.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
7	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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4

The following is a summary of the inputs used, as of September 30, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds[1]	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$2,883,670	$—	$2,883,670
Corporate Bonds	—	2,790,690	—	2,790,690
Floating Rate Loans	—	1,876,940	—	1,876,940
Mutual Funds	43,600,125	8,529,569	—	52,129,694
TOTAL SECURITIES	$43,600,125	$16,080,869	$—	$59,680,994
OTHER FINANCIAL INSTRUMENTS[2]	$(11,401)	$—	$—	$(11,401)
1	Federated Bank Loan Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2012	Year Ended 3/31/2012	Period Ended 3/31/2011[1]
Net Asset Value, Beginning of Period	$9.96	$10.04	$10.07
Income From Investment Operations:
Net investment income	0.19	0.37[2]	0.03
Net realized and unrealized gain (loss) on investments and futures contracts	0.06	(0.04)	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	0.25	0.33	0.00[3]
Less Distributions:
Distributions from net investment income	(0.19)	(0.41)	(0.03)
Net Asset Value, End of Period	$10.02	$9.96	$10.04
Total Return[4]	2.57%	3.44%	0.02%
Ratios to Average Net Assets:
Net expenses	1.00%[5]	1.00%	1.10%[5]
Net investment income	3.79%[5]	3.77%	3.74%[5]
Expense waiver/reimbursement[6]	0.66%[5]	0.96%	1.66%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$34,197	$22,244	$6,231
Portfolio turnover	12%	39%	8%[7]
1	Reflects operations for the period from February 23, 2011 (date of initial investment) to March 31, 2011.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from December 3, 2010 to March 31, 2011.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2012	Year Ended 3/31/2012	Period Ended 3/31/2011[1]
Net Asset Value, Beginning of Period	$9.96	$10.04	$10.00
Income From Investment Operations:
Net investment income	0.21	0.41[2]	0.11
Net realized and unrealized gain (loss) on investments and futures contracts	0.06	(0.04)	0.04
TOTAL FROM INVESTMENT OPERATIONS	0.27	0.37	0.15
Less Distributions:
Distributions from net investment income	(0.21)	(0.45)	(0.11)
Net Asset Value, End of Period	$10.02	$9.96	$10.04
Total Return[3]	2.75%	3.80%	1.47%
Ratios to Average Net Assets:
Net expenses	0.65%[4]	0.65%	0.75%[4]
Net investment income	4.13%[4]	4.15%	3.38%[4]
Expense waiver/reimbursement[5]	0.67%[4]	0.97%	4.70%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$25,740	$23,622	$13,236
Portfolio turnover	12%	39%	8%
1	Reflects operations for the period from December 3, 2010 (date of initial investment) to March 31, 2011.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Assets and Liabilities
September 30, 2012 (unaudited)
Assets:
Total investment in securities, at value including $52,129,694 of investment in affiliated holdings (Note 5) (identified cost $59,288,617)		$59,680,994
Cash		2,547
Restricted cash (Note 2)		16,500
Income receivable		303,444
Receivable for shares sold		561,424
Receivable for daily variation margin		234
TOTAL ASSETS		60,565,143
Liabilities:
Payable for shares redeemed	$528,347
Income distribution payable	46,611
Payable for portfolio accounting fees	13,342
Payable for distribution services fee (Note 5)	2,767
Payable for shareholder services fee (Note 5)	8,452
Accrued expenses	27,838
TOTAL LIABILITIES		627,357
Net assets for 5,984,164 shares outstanding		$59,937,786
Net Assets Consist of:
Paid-in capital		$60,079,350
Net unrealized appreciation of investments and futures contracts		380,976
Accumulated net realized loss on investments and futures contracts		(502,509)
Distributions in excess of net investment income		(20,031)
TOTAL NET ASSETS		$59,937,786
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($34,197,359 ÷ 3,414,217 shares outstanding), no par value, unlimited shares authorized		$10.02
Offering price per share (100/98.00 of $10.02)		$10.22
Redemption proceeds per share		$10.02
Institutional Shares:
Net asset value per share ($25,740,427 ÷ 2,569,947 shares outstanding), no par value, unlimited shares authorized		$10.02
Offering price per share		$10.02
Redemption proceeds per share		$10.02
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended September 30, 2012 (unaudited)
Investment Income:
Dividends received from affiliated holdings (Note 5)			$1,112,681
Interest			170,859
TOTAL INCOME			1,283,540
Expenses:
Investment adviser fee (Note 5)		$161,110
Administrative fee (Note 5)		83,439
Custodian fees		4,774
Transfer and dividend disbursing agent fees and expenses		15,721
Directors'/Trustees' fees		539
Auditing fees		16,554
Legal fees		4,176
Portfolio accounting fees		37,059
Distribution services fee (Note 5)		14,444
Shareholder services fee (Note 5)		33,395
Account administration fee (Note 2)		2,716
Share registration costs		19,609
Printing and postage		5,260
Insurance premiums		1,966
Miscellaneous		1,159
TOTAL EXPENSES		401,921
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(161,110)
Waiver of administrative fee	(14,451)
Reimbursement of other operating expenses	(1,600)
TOTAL WAIVERS AND REIMBURSEMENTS		(177,161)
Net expenses			224,760
Net investment income			1,058,780
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including realized loss of $(19,248) on sales of investments in affiliated holdings) (Note 5)			(54,644)
Net realized loss on futures contracts			(46,839)
Realized gain distribution from affiliated investment company shares (Note 5)			11,417
Net change in unrealized depreciation of investments			437,873
Net change in unrealized appreciation of futures contracts			(12,482)
Net realized and unrealized gain on investments and futures contracts			335,325
Change in net assets resulting from operations			$1,394,105
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 9/30/2012	Year Ended 3/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,058,780	$1,660,256
Net realized loss on investments and futures contracts	(90,066)	(222,130)
Net change in unrealized appreciation/depreciation of investments and futures contracts	425,391	(51,140)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,394,105	1,386,986
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(557,065)	(831,545)
Institutional Shares	(523,214)	(1,015,501)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,080,279)	(1,847,046)
Share Transactions:
Proceeds from sale of shares	22,264,929	60,799,947
Net asset value of shares issued to shareholders in payment of distributions declared	783,907	1,261,570
Cost of shares redeemed	(9,291,158)	(35,202,184)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	13,757,678	26,859,333
Change in net assets	14,071,504	26,399,273
Net Assets:
Beginning of period	45,866,282	19,467,009
End of period (including undistributed (distributions in excess of) net investment income of $(20,031) and $1,468, respectively)	$59,937,786	$45,866,282
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
September 30, 2012 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Floating Rate Strategic Income Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income and low interest rate volatility.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
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Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares and Institutional Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended September 30, 2012, account administration fees for the Fund were as follows:
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Account Administration Fees Incurred
Class A Shares	$2,716
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2012, tax years 2011 and 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash which is shown as Restricted Cash in the Statement of Assets and Liabilities or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
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The average notional value of short futures contracts held by the Fund throughout the period was $1,715,402. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(11,401)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2012
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(46,839)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(12,482)
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 9/30/2012		Year Ended 3/31/2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,778,184	$17,709,267	3,705,171	$37,005,602
Shares issued to shareholders in payment of distributions declared	54,302	540,631	81,175	802,229
Shares redeemed	(650,586)	(6,476,592)	(2,174,680)	(21,465,332)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,181,900	$11,773,306	1,611,666	$16,342,499
	Six Months Ended 9/30/2012		Year Ended 3/31/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	457,449	$4,555,662	2,398,095	$23,794,345
Shares issued to shareholders in payment of distributions declared	24,439	243,276	46,537	459,341
Shares redeemed	(282,563)	(2,814,566)	(1,392,518)	(13,736,852)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	199,325	$1,984,372	1,052,114	$10,516,834
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,381,225	$13,757,678	2,663,780	$26,859,333
4. FEDERAL TAX INFORMATION
At September 30, 2012, the cost of investments for federal tax purposes was $59,290,882. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $390,112. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $490,959 and net unrealized depreciation from investments for those securities having an excess of cost over value of $100,847.
At March 31, 2012, the Fund had a capital loss carryforward of $139,807 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
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The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$139,807	—	$139,807
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended September 30, 2012, the Adviser voluntarily waived $160,809 of its fee and voluntarily reimbursed $1,600 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2012, FAS waived $14,451 of its fee. The net fee paid to FAS was 0.257% of average daily net assets of the Fund. Prior to September 1, 2012, the Fund was being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.10% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2012, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class A Shares	$14,444
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2012, FSC retained $2,026 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2012, FSC did not retain any sales charges from the sale of Class A Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended September 30, 2012, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$33,395
For the six months ended September 30, 2012, FSSC did not receive any fees paid by the Fund.
Expense Limitation
Effective June 1, 2012, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.00% and 0.65% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended September 30, 2012, the Adviser reimbursed $301. Transactions involving affiliated holdings during the six months ended September 30, 2012, were as follows:
	Federated Bank Loan Core Fund	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	Total of Affiliated Transactions
Balance of Shares Held 3/31/2012	3,211,766	—	662,356	3,874,122
Purchases/Additions	1,403,996	14,516,647	207,121	16,127,764
Sales/Reductions	400,084	13,874,282	—	14,274,366
Balance of Shares Held 9/30/2012	4,215,678	642,365	869,477	5,727,520
Value	$42,957,760	$642,365	$8,529,569	$52,129,694
Dividend Income	$934,363	$505	$177,813	$1,112,681
Capital Gain Distributions	$—	$—	$11,417	$11,417
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in a portfolio of Federated Core Trust (“Core Trust”), which is managed by Federated Investment Management Company, the Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Federated Bank Loan Core Fund (BLCORE), a portfolio of Core Trust, is to provide current income. It pursues its objective by investing primarily in a portfolio of U.S. dollar-denominated floating-rate term loans, loan-related derivatives and loan index products. Federated Investors, Inc. receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of BLCORE in which the Fund invested 71.7% of its net assets at September 30, 2012. A copy of BLCORE's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2012, were as follows:
Purchases	$17,790,260
Sales	$5,988,404
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7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2012, there were no outstanding loans. During the six months ended September 30, 2012, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2012, there were no outstanding loans. During the six months ended September 30, 2012, the program was not utilized.
9. CHANGE IN INDEPENDENT REGISTERED pUBLIC ACCOUNTING FIRM
On August 17, 2012, the Fund's Trustees, upon the recommendation of the Audit Committee, appointed Ernst & Young LLP (E&Y) as the Fund's independent registered public accounting firm. Upon notification of the Trustee's decision, the Fund's previous independent registered public accounting firm, KPMG LLP (KPMG) resigned. The previous reports issued by KPMG on the Fund's financial statements for the fiscal period ended March 31, 2011 and the fiscal year ended March 31, 2012, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal period ended March 31, 2011 and the fiscal year ended March 31, 2012 and the interim period commencing April 1, 2012 and ending August 17, 2012: (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
As indicated above, the Fund has appointed E&Y as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ending March 31, 2013. During the Fund's fiscal period ended March 31, 2011 and the fiscal year ended March 31, 2012 and the interim period commencing April 1, 2012 and ending August 17, 2012, neither the Fund nor anyone on its behalf has consulted E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2012	Ending Account Value 9/30/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,025.70	$5.08
Institutional Shares	$1,000	$1,027.50	$3.30
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.05	$5.06
Institutional Shares	$1,000	$1,021.81	$3.29
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.00%
Institutional Shares	0.65%
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Evaluation and Approval of Advisory Contract–May 2012
Federated Floating Rate Strategic Income Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The
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information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Floating Rate Strategic Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C647
CUSIP 31420C670
Q450752 (11/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 21, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date November 21, 2012